Unaudited Condensed Consolidated Statements of Comprehensive Loss - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Loss for the period	£ (3,080)	£ (24,114)	£ (6,945)	£ (26,587)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(5)	(49)	13	(76)
Other comprehensive (expense) income for the period	(5)	(49)	13	(76)
Total comprehensive loss for the period	(3,085)	(24,163)	(6,932)	(26,663)
Attributable to:
Equity holders of the Company	£ (3,085)	£ (24,163)	£ (6,932)	£ (26,663)